No. 333-76407
No. 811-9293
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 42
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 42
DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona  85756
(520) 806-7600
Agents For Service:	Lisa Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756

-or-

Richard Cutshall
Greenberg Traurig LLP
1144 15th Street
Suite 3300
Denver, CO 80202
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2025, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On [ ] pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On [ ] pursuant to paragraph (a)(2) of Rule 485

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment
Title of Securities being Registered Common Stock of:
Davis Equity Portfolio
Davis Real Estate Portfolio
Davis Financial Portfolio
EXPLANATORY NOTE
This Post-Effective Amendment No. 42 to the Registration Statement contains:
Exhibit (j): Other Opinions. Consent of Independent Accountants, KPMG LLP.
This Amendment is only intended to provide the Consent of Independent Registered Public Accounting Firm for Davis Variable Account Fund, Inc.

PART C
OTHER INFORMATION
Item 28.	Exhibits:
(a)(1)	Articles of Incorporation. Articles of Incorporation. Incorporated by reference to registration statement filed on Edgar April 16, 1999.
(a)(2)	Articles Supplementary to Articles of Incorporation, renaming “Davis Value Portfolio” to “Davis Equity Portfolio”. Incorporated by reference to registration statement filed on Edgar April 25, 2025.
(b)	By-laws Davis Funds’ amended and restated bylaws, March 30, 2010. Incorporated by reference to registration statement filed on Edgar April 27, 2011.
(c)	Instruments Defining Rights of Security Holders. Not applicable.
(d)(1)
Investment Advisory Contracts. Between Davis Variable Account Fund, Inc. and Davis Selected Advisers, L.P. dated January 1, 2001. Incorporated by reference to registration statement filed on Edgar February 23, 2001.

(d)(2)
Sub-Advisory Agreement between Davis Selected Advisers, L.P., and Davis Selected Advisers–NY, Inc., dated January 1, 2001. Incorporated by reference to registration statement filed on Edgar February 23, 2001.

(d)(3)	Amendment to Investment Advisory Agreement dated July 1, 2009 reducing advisory fees. Incorporated by reference to registration statement filed on Edgar April 20, 2010.
(e)	Underwriting Contracts. Distributor’s Agreement dated January 1, 2001. Incorporated by reference to registration statement filed on Edgar April 26, 2001.
(f)	Bonus or Profit Sharing Contracts. Not applicable.
(g)	Custodian Agreements. Custodian Agreement with State Street Bank and Trust Company, dated September 5, 2000. Incorporated by reference to registration statement filed on Edgar February 23, 2001.
(h)(1)
Other Material Contracts. Transfer Agency and Service Agreement, dated January 1, 2006 and amendment thereto dated December 17, 2014. Incorporated by reference to registration statement, filed on Edgar April 28, 2017.

(h)(2)	Form of Participation Agreement. Incorporated by reference to registration statement filed on Edgar April 16, 1999.
(h)(3)	Agreement to Waive Fees and Reimburse Expenses. Incorporated by reference to registration statement filed on Edgar February 23, 2001.
(h)(4)	Form of Participation Agreement. Variation used by New York Life Insurance and Annuity Corporation.
(i)	Legal Opinion. Opinion and Consent of Counsel, Greenberg Traurig LLP. Incorporated by reference to registration statement filed on Edgar April 25, 2025.
(j)*	Other Opinions. Consent of Independent Accountants, KPMG LLP.
(k)	Omitted Financial Statements. Incorporated from the Annual Report.
(l)	Initial Capital Agreements. Not applicable.
(m)	Rule 12b-1 Plan. Rule 12b-1 Plan, as amended December 5, 2000. Incorporated by reference to registration statement filed on Edgar February 23, 2001.
(n)	Rule 18f-3 Plan. Not applicable
(o)	Reserved.
(p)	Codes of Ethics. Code of Ethics as amended October 9, 2018. Incorporated by reference to registration statement filed on Edgar April 30, 2019.
(q)(1)
Other Exhibits. Power of Attorney for all Davis Funds Directors and signing officers dated March 24, 2025, appointing Lisa Cohen and Richard Cutshall as attorneys-in-fact. Incorporated by reference to registration statement filed on Edgar April 25, 2025.

* filed herein

Item 29.	Persons Controlled by or Under Common Control With Registrant
Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.
Item 30.	Indemnification
Registrant’s Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the “Law”) permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders’ derivative suits.
In addition, the Registrant’s directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant’s adviser.
In addition to the foregoing indemnification, Registrant’s Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.
Item 31.	Business and Other Connections of Investment Adviser
Davis Selected Advisers, L.P. (“DSA”) and affiliated companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered domestic and off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-adviser to other investment companies. Affiliated companies include:
Davis Investments, LLC: the sole general partner of DSA. Controlled by its sole member, Christopher C. Davis.
Venture Advisers, Inc.: is a corporation whose primary purpose is to hold limited partner units in DSA.
Davis Selected Advisers–NY, Inc.: a wholly-owned subsidiary of DSA, is a federally registered investment adviser which serves as sub-adviser for many of DSA’s advisory clients.
Davis Distributors LLC: a wholly-owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of the Davis Funds, Selected Funds, and Clipper Fund.
Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:
Lisa Cohen (4/25/89), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President and Secretary of each of the Davis Funds, Selected Funds, Clipper Fund, and Davis ETFs. Vice President, Chief Legal Officer, and Secretary, Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Andrew Davis (6/25/63), 620 Fifth Avenue, 3rd Floor, New York, NY 10020. A director and officer of each of the Davis Funds and each of the Selected Funds. Trustee of Clipper Funds Trust. President of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.
Christopher Davis (7/13/65), 620 Fifth Avenue, 3rd Floor, New York, NY 10020. A director and an officer of each of the Davis Funds and each of the Selected Funds. President and Trustee of Clipper Funds Trust. Director, Chairman of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA, which are described above. Director, Graham Holdings. Director, The Coca-Cola Company.
Kenneth Eich (8/14/53), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Executive Vice President and Principal Executive Officer of each of the Davis Funds, Selected Funds, and Clipper Fund. Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust. Chief Operating Officer of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Douglas Haines (3/4/71), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds, Selected Funds, Clipper Fund, and Davis ETFs. Vice President of Davis Investments, LLC.
Michaela McLoughry (3/21/81), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President and Chief Compliance Officer of each of the Davis Funds, Selected Funds, Clipper Fund, and Davis ETFs. Vice President of Davis Investments, LLC. Also serves as Chief Compliance Officer for DSA and as a senior officer for several companies affiliated with DSA which are described above.
Gary Tyc (5/27/56), 2949 East Elvira Road, Suite 101, Tucson, AZ 85756. Vice President, Chief Financial Officer Treasurer, and Secretary of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.
Russell Wiese (5/18/66) 620 Fifth Avenue, 3rd Floor, New York, NY 10020. Chief Marketing Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.
Item 32.	Principal Underwriter
Item 32 (a).
Davis Distributors, LLC, a wholly owned subsidiary of the Adviser, located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85756, is the principal underwriter for each of the Davis Funds, the Selected Funds, and Clipper Fund: Davis New York Venture Fund Inc., Davis Series, Inc., Davis Variable Account Fund, Inc., Selected American Shares, Inc., Selected International Fund, Inc., Clipper Funds Trust, and Davis Funds SICAV.
Item 32 (b).	Management of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Lisa Cohen 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Vice President and Secretary	Vice President and Secretary
Kenneth Eich 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	President	Executive Vice President and Principal Executive Officer
Michaela McLoughry 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Chief Compliance Officer	Vice President and Chief Compliance Officer
Gary Tyc 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Vice President, Treasurer and Assistant Secretary	None
Russell Wiese 620 Fifth Avenue, 3rd Floor New York, NY 10020	Chief Marketing Officer	None

Item 32 (c)
Not applicable.
Item 33.	Location of Accounts and Records
Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, and at the offices of the Registrant’s custodian, State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA, 02114-2016, and the Registrant’s transfer agent SS&C GIDS, Inc., 333 W. 11th, Kansas City, MO 64105
Item 34.	Management Services
Not applicable.
Item 35.	Undertakings
Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant’s latest annual report to shareholders upon request and without charge.

DAVIS VARIABLE ACCOUNT FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tucson and State of Arizona on the 30th day of April 2025.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS VARIABLE ACCOUNT FUND, INC.
* By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date
/s/ Kenneth Eich*	Principal Executive Officer	April 30, 2025
Kenneth Eich

/s/ Douglas Haines*	Principal Financial Officer; and	April 30, 2025
Douglas Haines	Principal Accounting Officer
* By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
*	Lisa Cohen signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q)(1).
* By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact

DAVIS VARIABLE ACCOUNT FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on April 30, 2025, by the following persons in the capacities indicated.
Signature	Title
/s/ Andrew Davis*	Director
Andrew Davis

/s/ Christopher Davis*	Director
Christopher Davis

/s/ Francisco Borges*	Director
Francisco Borges

/s/ John Gates, Jr.*	Director
John Gates, Jr.

/s/ Samuel Iapalucci*	Director
Samuel Iapalucci

/s/ Katherine MacWilliams*	Director
Katherine MacWilliams

/s/ Richard O’Brien*	Director
Richard O’Brien

/s/ Lara Vaughan*	Director
Lara Vaughan

*	Lisa Cohen signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 28 (q)(1).
* By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact